SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	[1]	$ 5,622,926	$ 10,352,990
Secured bank borrowings	[2]	5,622,926	10,085,523
Unsecured bank borrowings			267,467
Less: Amounts due within one year shown under current liabilities		5,622,926	10,313,887
Amounts shown under non-current liabilities:			39,103
Other borrowings	[3]	356,431	1,130,141
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[3]		425,255
Non related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[3]	356,431	704,886
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Less: Amounts due within one year shown under current liabilities		5,622,926	10,313,887
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total			39,103
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Bank overdrafts	[1]	1,371,598	1,505,771
Total	[1]	2,130,248	2,133,931
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total	[1]	$ 2,121,080	$ 6,713,288

[1]	Bank borrowings carry a weighted average effective interest rate at 4% (2024: 5%).
[2]	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our former shareholders.
[3]	Included in other borrowings, an aggregate loan balance from related parties of nil (2024: USD425,255) was unsecured, interest-free or interest bearing at nil (2024: 8% p.a.). A principal amount of USD356,431 (2024: USD704,886) was unsecured, interest bearing at 3.6% p.a. (2024: interest free or interest bearing at 6% to 7.2% p.a). All these balances were repayable within one year after the end of the reporting period.